RECURRING FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2022
RECURRING FAIR VALUE MEASUREMENTS
RECURRING FAIR VALUE MEASUREMENTS

NOTE 9. RECURRING FAIR VALUE MEASUREMENTS

At December 31, 2022 and 2021, the Company’s warrant liability was valued at $669,759 and $7,384,800, respectively. Under the guidance in ASC 815-40 the Warrants do not meet the criteria for equity treatment. As such, the Warrants must be recorded on the balance sheet at fair value. This valuation is subject to re-measurement at each balance sheet date. With each re-measurement, the warrant valuation will be adjusted to fair value, with the change in fair value recognized in the Company’s consolidated statement of operations.

The Company’s warrant liability for the Private Placement Warrants is based on a valuation model utilizing inputs from observable and unobservable markets with less volume and transaction frequency than active markets. The fair value of the Private Warrant liability classified within Level 3 of the fair value hierarchy.

The Company’s warrant liability for the Public Warrants is based on unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access. The fair value of the Public Warrant liability is classified within Level 2 of the fair value hierarchy. The Company classifies its U.S. Treasury and equivalent securities as held-to-maturity in accordance with ASC Topic 320 “Investments - Debt and Equity Securities.” Held-to-maturity securities are those securities which the Company has the ability and intent to hold until maturity. Held-to-maturity treasury securities are recorded at amortized cost on the accompanying consolidated balance sheets and adjusted for the amortization or accretion of premiums or discounts.

At December 31, 2022, assets held in the Trust Account were comprised of $4,858 in cash and $279,379,571 in U.S. Treasury Bills. The sum of the cash held in trust and the U.S. Treasury bills total the consolidated Balance sheet balance of $279,384,429. During the period ended December 31, 2022, the Company withdrew $401,925 in interest income from the Trust Account for tax obligation purposes.

At December 31, 2021, assets held in the Trust Account were comprised of $52 in cash and $276,079,635 in U.S. Treasury Bills. The sum of the cash held in trust and the U.S. Treasury bills total the consolidated Balance sheet balance of $276,079,687 in U.S. Treasury Bills. During the year ended December 31, 2021, the Company did not withdraw interest income from the Trust Account.

The following table presents information about the Company’s gross holding gains and fair value of held-to-maturity securities at December 31, 2022 and 2021:

				Gross
			Amortized	Holding
	Held-To-Maturity	Level	Cost	Gain	Fair Value
December 31, 2022	U.S. Treasury Bill (Matures on 01/05/2023)	1	$279,339,034	$40,537	$279,379,571

December 31, 2021	U.S. Treasury Bill (Matures on 01/06/2022)	1	$276,079,635	$1,273	$276,080,908

The following table presents information about the Company’s liabilities that were measured at fair value on a recurring basis as of December 31, 2022 and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value.

	Level 1	Level 2	Level 3
Liabilities:
Private Placement Warrants	$—	$—	$250,239
Public Warrants	$—	$419,520	$—

The following table presents information about the Company’s liabilities that were measured at fair value on a recurring basis as of December 31, 2021 and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value.

	Level 1	Level 2	Level 3
Liabilities:
Private Placement Warrants	$—	$—	$2,692,800
Public Warrants	$4,692,000	$—	$—

Measurement

The Company established the initial fair value for the Warrants on February 11, 2021, the date of the consummation of the Company’s IPO using a Monte Carlo simulation model to value the Public Warrants and a modified Black-Scholes model to value the Private Placement Warrants. The Warrants were initially classified within Level 3 of the fair value hierarchy due to the use of unobservable inputs. In April 2021, the Public Warrants began trading in the open market and were reclassified to Level 1. On December 31, 2022 and 2021, the fair value was remeasured. At December 31, 2022 and 2021, the Company used a Monte Carlo simulation and modified Black-Scholes model, respectively, to value the Private Placement Warrants. The Public Warrants were previously classified as Level 3 due to the lack of an observable market price for the warrants and initially valued using the Black-Scholes Option Pricing Model. Public Warrants were transferred to a level 2 due to the lack of an active market as of September 30, 2022 and continue to be included in level 2 as of December 31, 2022, and the presence of observable inputs in surrounding periods for the same instrument.

The Private Placement Warrants were classified within Level 3 of the fair value hierarchy at the measurement date due to the use of unobservable inputs. The Company’s Private Placement Warrant liability is based on a valuation model utilizing management judgment and pricing inputs from observable and unobservable markets with less volume and transaction frequency than active markets. Significant deviations from these estimates and inputs could result in a material change in fair value.

The key inputs into the valuation models was as follows:

	December 31,	December 31,
Input	2021	2022
Risk-free interest rate	1.26%	4.75%
Expected term (years)	5.0	5.71
Expected volatility	10.50%	9.8%
Dividend rate	0.0%	0.0%
Exercise price	$11.50	$11.50
Market implied likelihood of Initial Business Combination	—%	8.9%

The following table provides a reconciliation of changes in fair value of the beginning and ending balances for the Company’s assets and liabilities classified as level 3 for the years ended December 31, 2022 and 2021.

Fair value at issuance February 11, 2021	$18,028,933
Public Warrants reclassified to level 1	(9,200,000)
Issuance of Private Placement Warrants upon conversion of Working Capital Loans	68,000
Change in fair value	(6,204,133)
Fair Value at December 31, 2021	$2,692,800

Fair Value at December 31, 2021	$2,692,800
Change in fair value	(2,442,561)
Fair Value at December 31, 2022	$250,239